Shareholder Report, Holdings (Details)	Aug. 31, 2025
ATAC Credit Rotation ETF | iShares iBoxx $ High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.70%
ATAC Credit Rotation ETF | Xtrackers USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
ATAC Credit Rotation ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
ATAC Credit Rotation ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
ATAC US Rotation ETF | iShares 10-20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.50%
ATAC US Rotation ETF | PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
ATAC US Rotation ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
ATAC US Rotation ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
ATAC Rotation Fund - Investor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
ATAC Rotation Fund - Investor Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
ATAC Rotation Fund - Investor Class | iShares Core S&P Small-Cap ETF(a) [Member]
Holdings [Line Items]
Percent of Total Investments	34.70%
ATAC Rotation Fund - Investor Class | Schwab US Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
ATAC Rotation Fund - Investor Class | Direxion Daily Small Cap Bull 3X Shares [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
ATAC Rotation Fund - Investor Class | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
ATAC Rotation Fund - Investor Class | SPDR Portfolio S&P 600 Small Cap ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
ATAC Rotation Fund - Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
ATAC Rotation Fund - Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
ATAC Rotation Fund - Institutional Class | iShares Core S&P Small-Cap ETF(a) [Member]
Holdings [Line Items]
Percent of Total Investments	34.70%
ATAC Rotation Fund - Institutional Class | Schwab US Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
ATAC Rotation Fund - Institutional Class | Direxion Daily Small Cap Bull 3X Shares [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
ATAC Rotation Fund - Institutional Class | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
ATAC Rotation Fund - Institutional Class | SPDR Portfolio S&P 600 Small Cap ETF [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%